Short-term Investments	12 Months Ended
Dec. 31, 2019
Short-term Investments
Short-term Investments

4.    Short-term Investments

Short-term investments classification as of December 31, 2018 and 2019 were shown as below:

	As of December 31,
	2018	2019	2019
	RMB	RMB	US$
Debt securities:
Held-to-maturity	7,630,689	34,481,053	4,952,893
Trading	—	795,849	114,317
Equity securities:
Marketable	—	11,925	1,713
	7,630,689	35,288,827	5,068,923

The gross unrecognized holding gain or loss on the held-to-maturity debt securities was nil and nil as of December 31, 2018 and 2019, respectively.

The cost of trading debt securities was nil and RMB795,849 (US$114,317), with gross unrealized gain or loss of nil and nil, as of December 31, 2018 and 2019, respectively.

For the years ended December 31, 2017, 2018 and 2019, interest income related to debt securities was RMB12,483, RMB115,737 and RMB500,298 (US$71,863), respectively.

As of December 31, 2018 and 2019, the cost of marketable equity securities was nil and RMB23,398 (US$3,361), respectively; and the unrealized loss included in the carrying amount was nil and RMB11,473 (US$1,648), respectively. For the years ended December 31, 2017, 2018 and 2019, the realized loss from the marketable equity securities was nil, nil and RMB5,435 (US$781), respectively.